UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D. C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended:  September 30, 2009
Check here if Amendment [X ];
Amendment Number:  _______1_________
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Albion Financial Group
Address: 	812 East 2100 South
		Salt Lake City, UT  84106

13F File Number:	28-6676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report:

Name:		John Q. Bird
Title:		Executive Vice-President
Phone:		801-487-3700

Signature, Place, and Date of Signing:



John Q. Bird		Salt Lake City, Utah		May 23, 2011

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:			0
Form 13F Information Table Entry Total: 		90
Form 13F Information Table Value Total in Thousands: 	$ 250,798

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      605     8194 SH       Sole                                       8194
Apple Computer, Inc.           COM              037833100      497     2679 SH       Sole                                       2679
Aptargroup, Inc.               COM              038336103      348     9324 SH       Sole                                       9324
Asia Info Holdings Inc.        COM              04518a104     1942    97255 SH       Sole                                      97255
Atheros Communications, Inc.   COM              04743p108     7740   291732 SH       Sole                                     291732
Baxter International           COM              071813109     5314    93210 SH       Sole                                      93210
Bluephoenix Solutions, Ltd     COM              M20157109     2070   546052 SH       Sole                                     546052
CTRIP.com INternational, LTD.  COM              22943f100      209     3550 SH       Sole                                       3550
Cameron International Corp     COM              13342b105      855    22607 SH       Sole                                      22607
Celgene Corporation            COM              151020104    10665   190795 SH       Sole                                     190795
Corning Inc.                   COM              219350105     9519   621765 SH       Sole                                     621765
Diamond Foods, Inc.            COM              252603105      461    14530 SH       Sole                                      14530
E-House Holdings ADR           COM              26852W103      279    13050 SH       Sole                                      13050
Exact Identification Corp.     COM              300626108        0    10000 SH       Sole                                      10000
Exxon Mobil Corp.              COM              30231G102     2403    35025 SH       Sole                                      35025
Focus Media Holding Limited -  COM              34415v109     3327   301319 SH       Sole                                     301319
Fushi Copperweld, Inc.         COM              36113e107      920   108770 SH       Sole                                     108770
General Electric               COM              369604103     5876   357866 SH       Sole                                     357866
Google Inc.                    COM              38259P508      671     1353 SH       Sole                                       1353
Harbin Electric, Inc.          COM              41145w109     2225   131788 SH       Sole                                     131788
IPC The Hospitalist Company, I COM              44984a105      726    23095 SH       Sole                                      23095
Itron, Inc.                    COM              465741106     3967    61850 SH       Sole                                      61850
Jinpan Intl Ltd                COM              G5138L100     4412   137847 SH       Sole                                     137847
Johnson & Johnson              COM              478160104      238     3904 SH       Sole                                       3904
Libbey Inc.                    COM              529898108       58    15072 SH       Sole                                      15072
Mindray Medical Intl Ltd.      COM              602675100     6614   202631 SH       Sole                                     202631
NICE-Systems Ltd. ADR          COM              653656108    10045   330005 SH       Sole                                     330005
Natl Oilwell Varco             COM              637071101     4792   111111 SH       Sole                                     111111
Navios Maritime                COM              y62196103     1740   354295 SH       Sole                                     354295
Nuance Communication           COM              67020Y100      517    34535 SH       Sole                                      34535
Occidental Petroleum           COM              674599105      238     3030 SH       Sole                                       3030
Procter & Gamble Co.           COM              742718109     9663   166831 SH       Sole                                     166831
Quanta Services, Inc.          COM              74762e102    10433   471462 SH       Sole                                     471462
Research In Motion Limited     COM              760975102     7795   115267 SH       Sole                                     115267
Schlumberger Ltd.              COM              806857108     1182    19824 SH       Sole                                      19824
Skyworks Solutions, Inc.       COM              83088m102     4694   354525 SH       Sole                                     354525
Stec, Inc.                     COM              784774101     6081   206920 SH       Sole                                     206920
Stericycle, Inc.               COM              858912108     5866   121098 SH       Sole                                     121098
Tetra Tech Inc.New             COM              88162G103     7217   272030 SH       Sole                                     272030
Thermo Fisher Scientific       COM              883556102     9190   210449 SH       Sole                                     210449
Visionchina Media, INC.        COM              92833u103      157    19665 SH       Sole                                      19665
Yingli Green Energy ADR        COM              98584b103      382    30640 SH       Sole                                      30640
Zagg Inc                       COM              98884U108      212    40500 SH       Sole                                      40500
AT&T Corp.                     COM              00206r102     1019    37744 SH       Sole                                      37744
Alaska Communications Systems  COM              01167p101      911    98490 SH       Sole                                      98490
BP P.L.C.                      COM              055622104     1472    27648 SH       Sole                                      27648
Bristol Myers Squibb Co.       COM              110122108      944    41920 SH       Sole                                      41920
Centurytel Inc.                COM              156700106      483    14375 SH       Sole                                      14375
Consolidated Edison Co.        COM              209115104     1011    24685 SH       Sole                                      24685
Dow Chemical Co.               COM              260543103     9372   359503 SH       Sole                                     359503
Frontier Communications        COM              35906a108     1336   177198 SH       Sole                                     177198
Great Plains Energy            COM              391164100      283    15789 SH       Sole                                      15789
Heinz H J Co                   COM              423074103      979    24620 SH       Sole                                      24620
Verizon Communications         COM              92343V104     1569    51824 SH       Sole                                      51824
Windstream Corp                COM              97381w104     1724   170170 SH       Sole                                     170170
Market Vectors Agribusiness ET COM              57060U605      671    17378 SH       Sole                                      17378
Powershares QQQ Tr Ser 1       COM              73935a104      983    23270 SH       Sole                                      23270
Sector SPDR TR SBI Utilities   COM              81369Y886      456    15557 SH       Sole                                      15557
Solar Energy Index ETF         COM              18383m621      249    25225 SH       Sole                                      25225
iShares DJ Healthcare SC       COM              464287762      357     6054 SH       Sole                                       6054
iShares Goldman Sachs Natural  COM              464287374     1389    42887 SH       Sole                                      42887
iShares Russell Midcap Index F COM              464287499     2334    29833 SH       Sole                                      29833
BLDRS Emerging Markets Index F COM              09348r300      217     5267 SH       Sole                                       5267
iShares FTSE/Xinhua China 25 I COM              464287184     2497    61017 SH       Sole                                      61017
iShares MSCI Emerging Market I COM              464287234     1782    45792 SH       Sole                                      45792
iShares S&P Global - Utilities COM              464288711      290     6146 SH       Sole                                       6146
iShares Lehman Aggregate Bond  COM              464287226     1753    16704 SH       Sole                                      16704
iShares Lehman TIPS            COM              464287176      571     5551 SH       Sole                                       5551
iShares iBoxx $ High Yield Cor COM              464288513      320     3701 SH       Sole                                       3701
iShares iBoxx $Invest Grade Co COM              464287242    22222   208307 SH       Sole                                     208307
Aeterna Zentaris Inc.          COM              007979990       17    14142 SH       Sole                                      14142
Exxon Mobil Corp.              COM              30231g102      414     6039 SH       Sole                                       6039
General Electric               COM              369604103    28437  1731863 SH       Sole                                    1731863
Kroger Company                 COM              501044101      205     9950 SH       Sole                                       9950
Valspar Corp.                  COM              920355104     7768   282360 SH       Sole                                     282360
Wells Fargo & Co.              COM              949746101      250     8881 SH       Sole                                       8881
Aberdeen Asia-Pacific Inc. Fnd COM              003009107      295    47600 SH       Sole                                      47600
Aberdeen Global Income Fund In COM              003013109      274    23000 SH       Sole                                      23000
Morgan Stanley Emerging Market COM              61744h105      120    12500 SH       Sole                                      12500
TIAA-CREF Institutional Small  COM              87244w565      259 24186.181 SH      Sole                                  24186.181
Tiaa Cref Institutional Equity COM              886315753      214 26561.305 SH      Sole                                  26561.305
Vanguard F-I GNMA              COM              922031307      117 10914.663 SH      Sole                                  10914.663
Fidelity U.S. Treasury Money M COM              846823102     1227 1227041.000 SH    Sole                                 1227041.00
Fidelity US Government Money M COM              316413202       77 76654.660 SH      Sole                                  76654.660
Franklin Fed Interm T/F A      COM              354723710      165 14072.120 SH      Sole                                  14072.120
Nuveen Arizona Municipal Bond  COM              67065l104      189 18056.265 SH      Sole                                  18056.265
Putnam Arizona Tax Exempt Inco COM              746441104       96 10554.112 SH      Sole                                  10554.112
UBS Select Treasury Institutio COM              90262y802      816 815632.990 SH     Sole                                 815632.990
MarkWest Energy Partners       COM              570759100      215     9100 SH       Sole                                       9100
Teppco Partners L.P            COM              872384102      307     8834 SH       Sole                                       8834